                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:   9/30/05
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     11/14/05
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:     $214,327
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                 Column 1                   Column 2     Column 3  Column 4        Column 5          Column 6        Column 8
---------------------------------------- -------------- --------- --------- ----------------------- ---------- -------------------
                                                                                                                 Voting authority
                  Name of                                           Value   Shrs or                 Investment -------------------
                   Issuer                Title of class   CUSIP   (x $1000) prn amt SH/PRN Put/Call discretion   Sole  Shared None
---------------------------------------- -------------- --------- --------- ------- ------ -------- ---------- ------- ------ ----
SPDR Trust Series 1                            ETF      78462F103  $22,438  182,360                    SOLE    182,360
Google Inc                                COMMON STOCK  38259P508  $ 9,146   28,900                    SOLE     28,900
Rydex S&P Equal Weight ETF                     ETF      78355W106  $ 6,177   37,950                    SOLE     37,950
Exxon Mobil Corp                          COMMON STOCK  30231G102  $ 6,167   97,050                    SOLE     97,050
General Electric Co                       COMMON STOCK  369604103  $ 4,826  143,336                    SOLE    143,336
Altria Group Inc                          COMMON STOCK  02209S103  $ 4,529   61,450                    SOLE     61,450
Chevron Corp                              COMMON STOCK  166764100  $ 4,231   65,366                    SOLE     65,366
Citigroup Inc                             COMMON STOCK  172967101  $ 4,147   91,104                    SOLE     91,104
Berkshire Hathaway Inc/A                  COMMON STOCK  084670108  $ 4,100       50                    SOLE         50
DIAMONDS Trust Series I                        ETF      252787106  $ 3,088   29,200                    SOLE     29,200
Washington Post Co/The                    COMMON STOCK  939640108  $ 3,050    3,800                    SOLE      3,800
3M Co                                     COMMON STOCK  88579Y101  $ 2,940   40,070                    SOLE     40,070
International Business Machines Corp      COMMON STOCK  459200101  $ 2,932   36,550                    SOLE     36,550
American Express Co                       COMMON STOCK  025816109  $ 2,906   57,800                    SOLE     57,800
Consolidated Edison Inc                   COMMON STOCK  209115104  $ 2,906   59,850                    SOLE     59,850
Microsoft Corp                            COMMON STOCK  594918104  $ 2,698  104,850                    SOLE    104,850
Apple Computer Inc                        COMMON STOCK  037833100  $ 2,651   49,450                    SOLE     49,450
Goldman Sachs Group Inc                   COMMON STOCK  38141G104  $ 2,529   20,800                    SOLE     20,800
Sears Holdings Corp                       COMMON STOCK  812350106  $ 2,470   19,850                    SOLE     19,850
Caterpillar Inc                           COMMON STOCK  149123101  $ 2,438   41,500                    SOLE     41,500
Progressive Corp/The                      COMMON STOCK  743315103  $ 2,415   23,050                    SOLE     23,050
Yahoo! Inc                                COMMON STOCK  984332106  $ 2,367   69,940                    SOLE     69,940
United Technologies Corp                  COMMON STOCK  913017109  $ 2,333   45,000                    SOLE     45,000
eBay Inc                                  COMMON STOCK  278642103  $ 2,289   55,550                    SOLE     55,550
Dell Inc                                  COMMON STOCK  24702R101  $ 2,232   65,250                    SOLE     65,250
Bank of America Corp                      COMMON STOCK  060505104  $ 2,165   51,428                    SOLE     51,428
Johnson & Johnson                         COMMON STOCK  478160104  $ 2,069   32,700                    SOLE     32,700
SAN Juan Basin Royalty TR                     TRUST     798241105  $ 2,046   41,920                    SOLE     41,920
FedEx Corp                                COMMON STOCK  31428X106  $ 1,841   21,125                    SOLE     21,125
ConocoPhillips                            COMMON STOCK  20825C104  $ 1,748   25,000                    SOLE     25,000
Procter & Gamble Co                       COMMON STOCK  742718109  $ 1,715   28,850                    SOLE     28,850
Valero Energy Corp                        COMMON STOCK  91913Y100  $ 1,622   14,350                    SOLE     14,350
American International Group Inc          COMMON STOCK  026874107  $ 1,599   25,800                    SOLE     25,800
Merrill Lynch & Co Inc                    COMMON STOCK  590188108  $ 1,460   23,800                    SOLE     23,800
UST Inc                                   COMMON STOCK  902911106  $ 1,381   33,000                    SOLE     33,000
Dow Chemical Co/The                       COMMON STOCK  260543103  $ 1,363   32,700                    SOLE     32,700
Wal-Mart Stores Inc                       COMMON STOCK  931142103  $ 1,343   30,652                    SOLE     30,652
People's Bank/Bridgeport CT               COMMON STOCK  710198102  $ 1,333   46,003                    SOLE     46,003
Tyco International Ltd                    COMMON STOCK  902124106  $ 1,326   47,600                    SOLE     47,600
Bear Stearns Cos Inc/The                  COMMON STOCK  073902108  $ 1,290   11,750                    SOLE     11,750
Deere & Co                                COMMON STOCK  244199105  $ 1,255   20,500                    SOLE     20,500
Morgan Stanley                            COMMON STOCK  617446448  $ 1,233   22,850                    SOLE     22,850
Boeing Co                                 COMMON STOCK  097023105  $ 1,189   17,500                    SOLE     17,500
Lehman Brothers Holdings Inc              COMMON STOCK  524908100  $ 1,182   10,150                    SOLE     10,150
Unilever NV                                    ADR      904784709  $ 1,079   15,100                    SOLE     15,100
Pfizer Inc                                COMMON STOCK  717081103  $ 1,074   43,022                    SOLE     43,022
Texas Instruments Inc                     COMMON STOCK  882508104  $ 1,066   31,450                    SOLE     31,450
iShares Lehman Treasury Inflation
   Protected Securities Fund                   ETF      464287176  $ 1,037    9,850                    SOLE      9,850
Amgen Inc                                 COMMON STOCK  031162100  $   986   12,372                    SOLE     12,372
Schlumberger Ltd                          COMMON STOCK  806857108  $   975   11,550                    SOLE     11,550
NVR Inc                                   COMMON STOCK  62944T105  $   973    1,100                    SOLE      1,100
Intel Corp                                COMMON STOCK  458140100  $   890   36,100                    SOLE     36,100
Qualcomm Inc                              COMMON STOCK  747525103  $   857   19,150                    SOLE     19,150
Chicago Mercantile Exchange Holdings Inc  COMMON STOCK  167760107  $   843    2,500                    SOLE      2,500
Eli Lilly & Co                            COMMON STOCK  532457108  $   840   15,700                    SOLE     15,700
KB Home                                   COMMON STOCK  48666K109  $   824   11,250                    SOLE     11,250
Vornado Realty Trust                          REIT      929042109  $   810    9,350                    SOLE      9,350
iShares Lehman 7-10 Year Treasury Bond
   Fund                                        ETF      464287440  $   806    9,550                    SOLE      9,550
Countrywide Financial Corp                COMMON STOCK  222372104  $   760   23,050                    SOLE     23,050
Research In Motion Ltd                    COMMON STOCK  760975102  $   666    9,750                    SOLE      9,750
Aetna Inc                                 COMMON STOCK  00817Y108  $   603    7,000                    SOLE      7,000
Best Buy Co Inc                           COMMON STOCK  086516101  $   555   12,750                    SOLE     12,750
SBC Communications Inc                    COMMON STOCK  78387G103  $   521   21,750                    SOLE     21,750
Amazon.Com Inc                            COMMON STOCK  023135106  $   498   11,000                    SOLE     11,000
New Century Financial Corp                COMMON STOCK  6435EV108  $   490   13,500                    SOLE     13,500
Whole Foods Market Inc                    COMMON STOCK  966837106  $   484    3,600                    SOLE      3,600
Alliance Capital Management Holding LP     PARTNERSHIP  01855A101  $   479   10,000                    SOLE     10,000
HCA Inc                                   COMMON STOCK  404119109  $   455    9,500                    SOLE      9,500
Peoples Energy Corp                       COMMON STOCK  711030106  $   453   11,500                    SOLE     11,500
McDonald's Corp                           COMMON STOCK  580135101  $   447   13,350                    SOLE     13,350
Cummins Inc                               COMMON STOCK  231021106  $   440    5,000                    SOLE      5,000
Cisco Systems Inc                         COMMON STOCK  17275R102  $   433   24,177                    SOLE     24,177
BJ Services Co                            COMMON STOCK  055482103  $   430   11,950                    SOLE     11,950
William Lyon Homes Inc                    COMMON STOCK  552074106  $   404    2,600                    SOLE      2,600
United States Steel Corp                   PARTNERSHIP  912909108  $   381    9,000                    SOLE      9,000
Starbucks Corp                            COMMON STOCK  855244109  $   376    7,500                    SOLE      7,500
Wachovia Corp                             COMMON STOCK  929903102  $   357    7,500                    SOLE      7,500
BP PLC                                         ADR      055622104  $   354    5,000                    SOLE      5,000
JPMorgan Chase & Co                       COMMON STOCK  46625H100  $   341   10,050                    SOLE     10,050
Fannie Mae                                COMMON STOCK  313586109  $   314    7,000                    SOLE      7,000
Meritage Homes Corp                       COMMON STOCK  59001A102  $   307    4,000                    SOLE      4,000
Beazer Homes USA Inc                      COMMON STOCK  07556Q105  $   305    5,200                    SOLE      5,200
Berkshire Hathaway Inc/B                  COMMON STOCK  084670207  $   284      104                    SOLE        104
Coca-Cola Co/The                          COMMON STOCK  191216100  $   281    6,500                    SOLE      6,500
Capital One Financial Corp                COMMON STOCK  14040H105  $   278    3,500                    SOLE      3,500
Brandywine Realty Trust                       REIT      105368203  $   275    8,850                    SOLE      8,850
Genentech Inc                             COMMON STOCK  368710406  $   275    3,260                    SOLE      3,260
iShares MSCI EAFE Index Fund                   ETF      464287465  $   261    4,500                    SOLE      4,500
Marsh & McLennan Cos Inc                  COMMON STOCK  571748102  $   258    8,500                    SOLE      8,500
Nasdaq-100 Index Tracking Stock                ETF      631100104  $   237    6,000                    SOLE      6,000
Wyeth                                     COMMON STOCK  983024100  $   231    5,000                    SOLE      5,000
Kellogg Co                                COMMON STOCK  487836108  $   231    5,000                    SOLE      5,000
Legg Mason Inc                            COMMON STOCK  524901105  $   219    2,000                    SOLE      2,000
Apache Corp                               COMMON STOCK  037411105  $   214    2,850                    SOLE      2,850
Telefonica SA                                  ADR      879382208  $   202    4,096                    SOLE      4,096
Medimmune Inc                             COMMON STOCK  584699102  $   202    6,000                    SOLE      6,000
Neomedia Technologies Inc                 COMMON STOCK  640505103  $     5   10,000                    SOLE     10,000
Government of Canada 121/24                   Bond      016410357  $   400  400,000                    SOLE    400,000